Impairment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss		$ 494	$ 31
Investments in environmental licensing	$ 5,943	5,943		$ 7,405	$ 7,026
Santos Basin [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		255
Investments in environmental licensing	208	208
Other income and expense [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		20
Drill Ship International B.V.DSl [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 174
Parque Das Baleias [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 109